Basis of preparation, material accounting policies, and future accounting changes (Narrative) (Details)	12 Months Ended
Dec. 31, 2025
Basis of preparation, significant accounting policies, and future accounting changes [Line Items]
Estimated recoverable amount maximum limit to exclude impairment charge	estimated recoverable amount exceeded its carrying amount of $172,592 and no impairment charge was required.
Machinery and equipment [Member]
Basis of preparation, significant accounting policies, and future accounting changes [Line Items]
Description of useful life, property, plant and equipment	10 to 30 years
Office equipment [Member]
Basis of preparation, significant accounting policies, and future accounting changes [Line Items]
Description of useful life, property, plant and equipment	3 to 5 years
Depreciation method, property, plant and equipment	straight-line method
Computers [Member]
Basis of preparation, significant accounting policies, and future accounting changes [Line Items]
Depreciation method, property, plant and equipment	straight-line method
Vehicles [Member]
Basis of preparation, significant accounting policies, and future accounting changes [Line Items]
Description of useful life, property, plant and equipment	declining balance method
Depreciation rate, property, plant and equipment	20.00%